CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE:
REVENUE	$ 2,334,235	$ 3,484,929	$ 4,740,583	$ 1,838,066	$ 711,066
COST OF REVENUE	2,152,803	3,257,640	4,439,333	1,704,638	644,719
GROSS PROFIT	181,432	227,289	301,250	133,428	66,347
OPERATING EXPENSES:
Sales, marketing and operations	156,290	291,375	384,416	196,292	74,938
General and administrative	99,074	80,781	113,446	72,350	36,928
Technology and development	45,809	37,215	51,222	28,458	16,123
Total operating expenses	301,173	409,371	549,084	297,100	127,989
LOSS FROM OPERATIONS	(119,741)	(182,082)	(247,834)	(163,672)	(61,642)
DERIVATIVE AND WARRANT FAIR VALUE ADJUSTMENT	(25,219)	6,644	6,243	(18,022)	(32)
INTEREST EXPENSE	(57,393)	(81,114)	(109,728)	(60,456)	(23,342)
OTHER INCOME - Net	3,619	9,444	12,401	2,598	249
LOSS BEFORE INCOME TAXES	(198,734)	(247,108)	(338,918)	(239,552)	(84,767)
INCOME TAX EXPENSE	(234)	(340)	(252)	(377)
NET LOSS	(198,968)	(247,448)	(339,170)	(239,929)	(84,767)
LESS NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	1,847	1,847	1,362	62
Net Loss	$ (198,968)	$ (249,295)	$ (339,170)	$ (239,929)	$ (84,767)
Net loss per share attributable to common shareholders:
Basic	$ (3.75)	$ (5.11)	$ (6.90)	$ (5.12)	$ (2.12)
Diluted	$ (3.75)	$ (5.28)	$ (7.06)	$ (5.12)	$ (2.12)
Weighted-average shares outstanding:
Basic	53,110,000	48,786,000	49,444	48,570	39,930
Diluted	53,110,000	48,786,000	49,444	48,570	39,930